UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178

13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory Heyman
Title:    Chief Compliance Officer
Phone:    (212) 984-8825

Signature, Place and Date of Signing:


/s/ Gregory Heyman             New York, New York             August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total: $1,655,083
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2      COLUMN 3     COL 4         COLUMN 5       COL 6    COLUMN 7         COLUMN 8

                                                            MARKET
                                  TITLE OF        CUSIP      VALUE    SHRS OR SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
       NAME OF ISSUER              CLASS          NUMBER    (x1000)   PRN AMT PRN CALL   DISCRTN   MANAGERS   SOLE    SHARED    NONE
ABERCROMBIE & FITCH CO         CL A             002896207     6895     110000 SH           SOLE     NONE       110000  0         0
AMBAC FINL GROUP INC           COM              023139108     2567    1915700 SH           SOLE     NONE      1915700  0         0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     8440     160000 SH           SOLE     NONE       160000  0         0
APPLE INC                      COM              037833100    30340     181200 SH           SOLE     NONE       181200  0         0
BARE ESCENTUALS INC            COM              067511105    22008    1175000 SH           SOLE     NONE      1175000  0         0
BUNGE LIMITED                  COM              G16962105    88942     825900 SH           SOLE     NONE       825900  0         0
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106    28699     550000 SH           SOLE     NONE       550000  0         0
CHINA SUNERGY CO LTD           SPON ADR         16942X104     2758     333500 SH           SOLE     NONE       333500  0         0
COACH INC                      COM              189754104    14440     500000 SH           SOLE     NONE       500000  0         0
COMSTOCK RES INC               COM NEW          205768203   138685    1642600 SH           SOLE     NONE      1642600  0         0
CONTINENTAL RESOURCES INC      COM              212015101    71399    1030000 SH           SOLE     NONE      1030000  0         0
CREE INC                       COM              225447101     1140      50000 SH           SOLE     NONE        50000  0         0
D R HORTON INC                 COM              23331A109    16275    1500000 SH           SOLE     NONE      1500000  0         0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106    46976    2520200 SH           SOLE     NONE      2520200  0         0
ELAN PLC                       ADR              284131208    62853    1768000 SH           SOLE     NONE      1768000  0         0
EXTERRAN HLDGS INC             COM              30225X103     6791      95000 SH           SOLE     NONE        95000  0         0
FIRST SOLAR INC                COM              336433107    23871      87500 SH           SOLE     NONE        87500  0         0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    60290    2175000 SH           SOLE     NONE      2175000  0         0
FTI CONSULTING INC             COM              302941109    13692     200000 SH           SOLE     NONE       200000  0         0
GENENTECH INC                  COM NEW          368710406    56925     750000 SH           SOLE     NONE       750000  0         0
GOLDMAN SACHS GROUP INC        COM              38141G104    37604     215000     PUT      SOLE     NONE       215000  0         0
INTERACTIVE BROKERS GROUP IN   COM              45841N107     8032     250000 SH           SOLE     NONE       250000  0         0
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107    65072    3861825 SH           SOLE     NONE      3861825  0         0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107    43275    1142427 SH           SOLE     NONE      1142427  0         0
LEAP WIRELESS INTL INC         COM NEW          521863308    39153     906935 SH           SOLE     NONE       906935  0         0
LEHMAN BROS HLDGS INC          COM              524908100    52299    2640000 SH           SOLE     NONE      2640000  0         0
LEHMAN BROS HLDGS INC          COM              524908100    43688    2205300     CALL     SOLE     NONE      2205300  0         0
LINDSAY CORP                   COM              535555106    21242     250000 SH           SOLE     NONE       250000  0         0
LKQ CORP                       COM              501889208     7703     426300 SH           SOLE     NONE       426300  0         0
MBIA INC                       COM              55262C100     1230     280000 SH           SOLE     NONE       280000  0         0
MELCO PBL ENTMNT LTD           ADR              585464100     9786    1050000 SH           SOLE     NONE      1050000  0         0
MERRILL LYNCH & CO INC         COM              590188108     8245     260000     PUT      SOLE     NONE       260000  0         0
MOHAWK INDS INC                COM              608190104    34743     542000 SH           SOLE     NONE       542000  0         0
MYRIAD GENETICS INC            COM              62855J104    47796    1050000 SH           SOLE     NONE      1050000  0         0
MYRIAD GENETICS INC            COM              62855J104    11935     262200     PUT      SOLE     NONE       262200  0         0
NUTRI SYS INC NEW              COM              67069D108     8554     605000 SH           SOLE     NONE       605000  0         0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    57018     805000 SH           SOLE     NONE       805000  0         0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    34770     600000 SH           SOLE     NONE       600000  0         0
PHILIP MORRIS INTL INC         COM              718172909    76046    1539700 SH           SOLE     NONE      1539700  0         0
POPULAR INC                    COM              733174106     6920    1050000 SH           SOLE     NONE      1050000  0         0
POTASH CORP SASK INC           COM              73755L107    42286     185000 SH           SOLE     NONE       185000  0         0
PRICELINE COM INC              COM NEW          741503403    52996     459000 SH           SOLE     NONE       459000  0         0
QUALCOMM INC                   COM              747525103    26622     600000 SH           SOLE     NONE       600000  0         0
REDWOOD TR INC                 COM              758075402      473      20752 SH           SOLE     NONE        20752  0         0
RESEARCH IN MOTION LTD         COM              760975102    57403     491041 SH           SOLE     NONE       491041  0         0
SEARS HLDGS CORP               COM              812350106    11049     150000 SH           SOLE     NONE       150000  0         0
SELECT COMFORT CORP            COM              81616X103      926     565000 SH           SOLE     NONE       565000  0         0
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR    83415U108      420      24000 SH           SOLE     NONE        24000  0         0
SYNOVUS FINL CORP              COM              87161C105    11811    1353000 SH           SOLE     NONE      1353000  0         0
TATA MTRS LTD                  SPONSORED ADR    876568502     2010     200000 SH           SOLE     NONE       200000  0         0
TEMPUR PEDIC INTL INC          COM              88023U101     7123     912000 SH           SOLE     NONE       912000  0         0
TRANSDIGM GROUP INC            COM              893641100    23513     700000 SH           SOLE     N/A        700000  0         0
TRINA SOLAR LIMITED            SPON ADR         89628E104    26618     868699 SH           SOLE     N/A        868699  0         0
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107    38079     300000 SH           SOLE     N/A        300000  0         0
USEC INC                       COM              90333E108     8390    1380000 SH           SOLE     N/A       1380000  0         0
UTSTARCOM INC                  COM              918076100     1033     188902 SH           SOLE     N/A        188902  0         0
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103    23880    1500000 SH           SOLE     N/A       1500000  0         0
ZIONS BANCORPORATION           COM              989701107     1354      43000 SH           SOLE     N/A         43000  0         0

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